Long-term Debt - Schedule of Maturities of Long Term Debt (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
March 31, 2016 [Member]
Debt Instrument [Line Items]
Principal payment date		Mar. 31, 2016
June 30, 2016- March 31, 2017 [Member]
Debt Instrument [Line Items]
Principal payment date	Jun. NaN, 2016	Jun. NaN, 2016
June 30, 2017-December 31, 2018 [Member]
Debt Instrument [Line Items]
Principal payment date	Jun. NaN, 2017	Jun. NaN, 2017